Acquisitions (Carrying Amount (Book Value) Of Our Investment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			11 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2010 Seadrift Coke L P [Member]
Carrying Amount Of Investments [Roll Forward]
Balance				$ 63,315
Equity in earnings (losses)	0	0	14,500	4,941
Distributions				(473)
Gain from remeasuring book value to acquisition date fair value				9,559
Balance				$ 77,342